Kerry A. Jung
Lead Attorney
Office of General Counsel & Corporate Compliance
Phone:     608.231.7495
Fax:       608.236.7349
E-mail:    kerry.jung@cunamutual.com

                                   May 4, 2009

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

        Re:     CUNA MUTUAL INSURANCE SOCIETY
                CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                FILE NOS. 333-148422/811-8260
                RULE 497 FILING

Dear Commissioners:

    I hereby certify that pursuant to Rule 497(j) of the Securities Act of 1933, the form of prospectus and statement of additional information dated May 1, 2009 that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment of the above-captioned registration statement filed. In addition, I certify that the text of the registrant's most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (608) 231-7495.

                                                          Sincerely,

                                                          /s/Kerry A. Jung

                                                          Kerry A. Jung
                                                          Lead Attorney